Deferred Income Tax - Schedule of Movement on Net Deferred Income Tax Account (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ (11)
Tax charge in other comprehensive income	(3)	£ 0	£ 20
Ending balance	(31)	(11)
Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(11)	(11)
Exchange differences	(3)	(3)
Acquisitions and disposals of subsidiaries	(1)	0
Income statement benefit/(charge)	(7)	(3)
Tax charge in other comprehensive income	(9)	6
Ending balance	(31)	(11)	(11)
Trading losses [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	76	101
Exchange differences	0	(2)
Acquisitions and disposals of subsidiaries	0	0
Income statement benefit/(charge)	(10)	(23)
Tax charge in other comprehensive income	0	0
Ending balance	66	76	101
Accruals and other provisions [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	64	59
Exchange differences	(2)	0
Acquisitions and disposals of subsidiaries	0	0
Income statement benefit/(charge)	2	(2)
Tax charge in other comprehensive income	(6)	7
Ending balance	58	64	59
Retirement benefit obligations [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(113)	(114)
Exchange differences	0	0
Acquisitions and disposals of subsidiaries	0	0
Income statement benefit/(charge)	(6)	3
Tax charge in other comprehensive income	(3)	(2)
Ending balance	(122)	(113)	(114)
Deferred revenue [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	45	43
Exchange differences	(1)	0
Acquisitions and disposals of subsidiaries	0	0
Income statement benefit/(charge)	(2)	2
Tax charge in other comprehensive income	0	0
Ending balance	42	45	43
Goodwill and intangibles [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(123)	(152)
Exchange differences	0	0
Acquisitions and disposals of subsidiaries	(1)	0
Income statement benefit/(charge)	35	29
Tax charge in other comprehensive income	0	0
Ending balance	(89)	(123)	(152)
Interest limitations [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	18	34
Exchange differences	0	0
Acquisitions and disposals of subsidiaries	0	0
Income statement benefit/(charge)	(18)	(16)
Tax charge in other comprehensive income	0	0
Ending balance	0	18	34
Other [member] | Deferred income tax assets/ (liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	22	18
Exchange differences	0	(1)
Acquisitions and disposals of subsidiaries	0	0
Income statement benefit/(charge)	(8)	4
Tax charge in other comprehensive income	0	1
Ending balance	£ 14	£ 22	£ 18